Common Stock (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock [Abstract]
Common stock, shares authorized	56,593,539	56,593,539	56,593,539
Common stock par value	$ 0.001	$ 0.001	$ 0.001